Significant Accounting Policies, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Provision for Doubtful Accounts	$ 0	0	0
Property, Plant and Equipment, Useful Life	25 years
Impairment of Long-Lived Assets Held-for-use		0	0
Assets held for sale		0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	4.00%
Current portion of deferred financing costs	$ 2,667	1,389
Deferred financing costs non-current	5,353	4,511
Inventory [Line Items]
Inventories	5,167	11,185
Bunkers
Inventory [Line Items]
Inventories	1,302	8,064
Lubricants
Inventory [Line Items]
Inventories	$ 3,865	$ 3,121